UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 104
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 971.404.0184

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             07/16/2008
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                107

Form 13F Information Value Total (thousands):     $102,311


List of Other Included Managers: NONE

                          Form 13F-HR Information Table

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
3M Company              COM                     88579Y101     854     12266   SH             Sole               12266
Abbott Labs             COM                     002824100     930     17561   SH             Sole               17561
Administaff             COM                     007094105     241      8631   SH             Sole                8631
ADP                     COM                     053015103    1496     35712   SH             Sole               35712
Advent Software         COM                     007974108     319      8850   SH             Sole                8850
American Intl Group     COM                     026874107     357     13486   SH             Sole               13486
Amgen                   COM                     031162100     852     18060   SH             Sole               18060
Anheuser Busch          COM                     035229103     944     15188   SH             Sole               15188
AutoZone Inc.           COM                     053332102    1505     12434   SH             Sole               12434
Avery Dennison          COM                     053611109     528     12012   SH             Sole               12012
Bank of America         COM                     060505104     477     19964   SH             Sole               19964
Bank of New York        COM                     064058100    2289     60527   SH             Sole               60527
Barclays PLC            Sponsored ADR           06738E204     320     13840   SH             Sole               13840
BLDRS Index FDS TR      Developed Market
                        Index 100 ADR           09348r201    2549     92576   SH             Sole               92576
Boston Private          COM                     101119105      99     17459   SH             Sole               17459
Boston Scientific       COM                     101137107     508     41310   SH             Sole               41310
Bristol-Myers Squibb    COM                     110122108    1016     49512   SH             Sole               49512
Broadridge Fin Sol      COM                     11133T103     286     13605   SH             Sole               13605
CarMax Inc.             COM                     143130102     343     24164   SH             Sole               24164
Charles Schwab Co.      COM                     808513105    1350     65715   SH             Sole               65715
ChevronTexaco           COM                     166764100     813      8206   SH             Sole                8206
Citigroup               COM                     172967101     346     20663   SH             Sole               20663
Clorox                  COM                     189054109     699     13385   SH             Sole               13385
CME Group Inc.          COM                     12572Q105     360       941   SH             Sole                 941
Coach                   COM                     189754104     427     14775   SH             Sole               14775
Coca Cola Co.           COM                     191216100    1878     36117   SH             Sole               36117
Colgate Palmolive       COM                     194162103    1396     20210   SH             Sole               20210
CoStar Group            COM                     22160N109     340      7660   SH             Sole                7660
Dell Inc.               COM                     24702R101     762     34839   SH             Sole               34839
Diageo PLC              Sponsored ADR           25243Q205     832     11261   SH             Sole               11261
Dionex                  COM                     254546104     423      6380   SH             Sole                6380
Disney (Walt)           COM                     254687106     993     31822   SH             Sole               31822
DST Systems             COM                     233326107     459      8341   SH             Sole                8341
E*Trade Financial       COM                     269246104      56     17681   SH             Sole               17681
Eaton Vance             COM                     278265103     715     17983   SH             Sole               17983
eBay Inc.               COM                     278642103    1094     40018   SH             Sole               40018
Ecolab                  COM                     278865100    1029     23946   SH             Sole               23946
Equifax                 COM                     294429105     640     19045   SH             Sole               19045
Euronet Worldwide       COM                     298736109     220     13003   SH             Sole               13003
Expeditors Int'l        COM                     302130109     324      7546   SH             Sole                7546
Exxon Mobil             COM                     30231G102     613      6960   SH             Sole                6960
Factset Research        COM                     303075105     453      8041   SH             Sole                8041
Fair Isaac              COM                     303250104     240     11548   SH             Sole               11548
Forward Air             COM                     349853101     385     11134   SH             Sole               11134
Franklin Resources      COM                     354613101     864      9429   SH             Sole                9429
General Electric        COM                     369604103    1311     49123   SH             Sole               49123
GlaxoSmithKline PLC     Sponsored ADR           37733W105     594     13427   SH             Sole               13427
Harte-Hanks             COM                     416196103     200     17506   SH             Sole               17506
Home Depot              COM                     437076102     438     18723   SH             Sole               18723

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
Integra Lifesciences    COM                     457985208     451     10139   SH             Sole               10139
Intel Corp.             COM                     458140100    1057     49236   SH             Sole               49236
INVESCO PLC             COM                     46127U104    1565     65275   SH             Sole               65275
Investment Tech. Group  COM                     46145F105     271      8106   SH             Sole                8106
iShares                 Lehman 1-3 Year
                        Treasury Index          464287457     869     10479   SH             Sole               10479
iShares                 Lehman Aggregate Index  464287226    5131     51110   SH             Sole               51110
iShares                 MSCI EAFE Index         464287465   11571    168509   SH             Sole              168509
iShares                 MSCI Emerging Mkt       464287234     297      2192   SH             Sole                2192
iShares                 S&P 500 Index           464287200    2400     18751   SH             Sole               18751
iShares                 Dow Jones Select
                        Dividend Index          464287168    1055     21421   SH             Sole               21421
iShares                 Wilshire 4500 Index     922908652    1069     21930   SH             Sole               21930
iShares                 Wilshire REIT Index     86330E604    2007     30663   SH             Sole               30663
Johnson & Johnson       COM                     478160104    1995     30995   SH             Sole               30995
Kellogg                 COM                     487836108     680     14162   SH             Sole               14162
Kensey Nash             COM                     490057106     318      9916   SH             Sole                9916
Kraft Foods             COM                     50075N104     786     27620   SH             Sole               27620
Laboratory Corp.        COM                     50540R409     576      8272   SH             Sole                8272
Legg Mason              COM                     524901105     474     10870   SH             Sole               10870
LoopNet                 COM                     543524300     241     21337   SH             Sole               21337
Marsh & McLennan        COM                     571748102    1058     39841   SH             Sole               39841
Medtronic               COM                     585055106    1602     30952   SH             Sole               30952
Merck                   COM                     589331107     949     25171   SH             Sole               25171
Merit Medical           COM                     589889104     317     21552   SH             Sole               21552
Mettler-Toledo          COM                     592688105     613      6463   SH             Sole                6463
Microchip Tech.         COM                     595017104     845     27648   SH             Sole               27648
Microsoft               COM                     594918104    1616     58737   SH             Sole               58737
Newell Rubbermaid       COM                     651229106     521     31059   SH             Sole               31059
NIKE Inc.               COM                     654106103    1651     27697   SH             Sole               27697
Nokia Corp.             COM                     654902204    1105     45086   SH             Sole               45086
Oracle Corp.            COM                     68389X105    2447    116542   SH             Sole              116542
Paychex                 COM                     704326107     555     17728   SH             Sole               17728
PepsiCo Inc.            COM                     713448108    2032     31948   SH             Sole               31948
Pfizer                  COM                     717081103     718     41103   SH             Sole               41103
PNC Financial           COM                     693475105    1308     22917   SH             Sole               22917
PPG Industries          COM                     693506107     697     12156   SH             Sole               12156
Procter & Gamble        COM                     742718109    1640     26977   SH             Sole               26977
Regis                   COM                     758932107     279     10586   SH             Sole               10586
SEI Investments         COM                     784117103     533     22645   SH             Sole               22645
Sherwin Williams        COM                     824348106     697     15171   SH             Sole               15171
Simpson Manufacturing   COM                     829073105     353     14871   SH             Sole               14871
Sirona Dental           COM                     82966c103     286     11052   SH             Sole               11052
SPDR Index SHS FDS      S&P 500 Index           78462F103     488      3815   SH             Sole                3815
Stanley Works           COM                     854616109     668     14895   SH             Sole               14895
SunTrust Banks          COM                     867914103     270      7453   SH             Sole                7453
Synovus                 COM                     87161C105     226     25882   SH             Sole               25882
Sysco Foods             COM                     871829107     626     22749   SH             Sole               22749
T. Rowe Price           COM                     74144T108     711     12597   SH             Sole               12597
Texas Instruments       COM                     882508104     747     26530   SH             Sole               26530
Time Warner Inc.        COM                     887317105     892     60296   SH             Sole               60296

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
Umpqua Bank             COM                     904214103     181     14890   SH             Sole               14890
Unilever PLC            Sponsored ADR           904767704     773     27219   SH             Sole               27219
United Parcel Service   COM                     911312106    1059     17232   SH             Sole               17232
Wal-Mart Stores         COM                     931142103    1192     21204   SH             Sole               21204
Waters                  COM                     941848103     607      9411   SH             Sole                9411
Westamerica Bancorp     COM                     957090103     218      4146   SH             Sole                4146
Western Union           COM                     959802109    1320     53408   SH             Sole               53408
Wilmington Trust        COM                     971807102     337     12734   SH             Sole               12734
Zimmer Holdings         COM                     98956P102    1194     17549   SH             Sole               17549